EARNINGS PER SHARE OF COMMON STOCK - Narrative (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Maturity 2029 & 2031 | Convertible Debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt instrument, conversation price (in dollars per share)	$ 47.78	$ 47.78
Notes Maturity 2029 & 2031 | Convertible Debt | First Energy [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt instrument, conversation price (in dollars per share)			$ 47.78	$ 47.78	$ 47.78
Convertible Notes 2026 | Convertible Debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt instrument, conversation price (in dollars per share)	$ 46.37	$ 46.37
Convertible Notes 2026 | Convertible Debt | First Energy [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt instrument, conversation price (in dollars per share)			$ 46.42
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS (in shares)	0	0
Stock Options | First Energy [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS (in shares)			0	0	0